JPMORGAN TRUST I

JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Prospectuses dated November 1, 2012

J.P. Morgan Funds
JPMorgan Total Emerging Markets Fund
Prospectuses dated November 29, 2011, as supplemented November 30, 2012

JPMorgan Diversified Real Return Fund
Prospectus dated December 31, 2011,
 as supplemented November 19, 2012

JPMorgan Income Builder Fund
JPMorgan Strategic Preservation Fund
Prospectus dated February 29, 2012

JPMorgan Alternative Strategies Fund
Prospectus dated November 1, 2012

JPMorgan Commodities Strategy Fund
Prospectuses dated November21, 2012

J.P. Morgan Income Funds
JPMorgan Ex-G4 Currency Strategies Fund
Prospectus dated November 29, 2011

JPMorgan Floating Rate Income Fund
Prospectus dated December 31, 2011

JPMorgan International Currency Income Fund
Prospectus dated February 29, 2012

JPMorgan Emerging Markets Local Currency Debt Fund
Prospectus dated June 25, 2012,as
supplemented November 28, 2012

JPMorgan Current Income Fund
JPMorgan Credit Opportunities Fund
JPMorgan Emerging Markets Debt Fund
JPMorgan Inflation Managed Bond Fund
JPMorgan Managed Income Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
JPMorgan Multi-Sector Income Fund
Prospectuses dated July 1, 2012,
as supplemented

JPMorgan Global Bond Opportunities Fund
Prospectus dated August 17, 2012

J.P. Morgan International Equity Funds
JPMorgan Asia Pacific Fund
Prospectus dated November 29, 2011,
 as supplemented June 29, 2012

JPMorgan Global Unconstrained Equity Fund
JPMorgan International Unconstrained Equity Fund
Prospectuses dated November 30, 2011

JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan Global Allocation Fund
JPMorgan Global Equity Income Fund
JPMorgan Global Opportunities Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Opportunities Plus Fund
JPMorgan International Small Cap Equity Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund
Prospectuses dated February 29, 2012,
 as supplemented

J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectuses dated July 1, 2012, as supplemented

JPMorgan SmartAllocation Funds
JPMorgan SmartAllocation Equity Fund
JPMorgan SmartAllocation Income Fund
Prospectus dated June 12, 2012

JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement® Income Fund
JPMorgan SmartRetirement® 2010 Fund
JPMorgan SmartRetirement® 2015 Fund
JPMorgan SmartRetirement® 2020 Fund
JPMorgan SmartRetirement® 2025 Fund
JPMorgan SmartRetirement® 2030 Fund
JPMorgan SmartRetirement® 2035 Fund
JPMorgan SmartRetirement® 2040 Fund
JPMorgan SmartRetirement® 2045 Fund
JPMorgan SmartRetirement® 2050 Fund
JPMorgan SmartRetirement® 2055 Fund
Prospectuses dated November 1, 2012

JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2015 Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
Prospectus dated June 12, 2012,
as supplemented August 31, 2012

J.P. Morgan Specialty Funds
Highbridge Dynamic Commodities Strategy Fund
Highbridge Statistical Market Neutral Fund
Prospectuses dated February 29, 2012,
as supplemented August 2, 2012

JPMorgan Global Natural Resources Fund
JPMorgan International Realty Fund
JPMorgan Research Market Neutral Fund
Prospectuses dated February 29, 2012

Security Capital U.S. Core Real Estate Securities Fund
Prospectus dated May 1, 2012

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2012,
 as supplemented September 30, 2012

JPMorgan Tax Aware Income Opportunities Fund
Prospectus dated September 30, 2012

JPMorgan Tax Aware Equity Fund
JPMorgan Tax Aware Real Return Fund
Prospectuses dated February 29, 2012

J.P. Morgan U.S. Equity Funds
JPMorgan Growth Long/Short Fund
JPMorgan Multi-Cap Long/Short Fund
JPMorgan Research Equity Long/Short Fund
Prospectuses dated February 29, 2012

JPMorgan Disciplined Equity Fund
JPMorgan Diversified Fund
JPMorgan Dynamic Growth Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Equity Focus Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Quantitative Large Cap Plus Fund
JPMorgan Mid Cap Core Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Core Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Core Plus Fund II
JPMorgan U.S. Research Equity Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Prospectuses dated November 1, 2012

JPMORGAN TRUST II

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
JPMorgan Limited Duration Bond Fund
Prospectuses dated July 1, 2012

J.P. Morgan Investor Funds
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
Prospectus dated November 1, 2012

J.P. Morgan International Equity Funds
JPMorgan International Equity Index Fund
Prospectus dated February 29, 2012, as supplemented

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
Prospectuses dated July 1, 2012, as supplemented

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2012

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2012

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.
JPMorgan Mid Cap Value Fund
Prospectuses dated November 1, 2012

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST
JPMorgan Growth Advantage Fund
Prospectus dated November 1, 2012

UNDISCOVERED MANAGERS FUNDS
Undiscovered Managers Behavioral Value Fund
JPMorgan Realty Income Fund
Prospectus dated December 31, 2011, as supplemented

JPMORGAN VALUE
 OPPORTUNITIES FUND, INC.
JPMorgan Value Opportunities Fund
Prospectuses dated November 1, 2012

(Class A, Class B, Class C, Institutional and Select Class Shares)

JPMORGAN TRUST I
J.P. Morgan Money Market Funds
JPMorgan 100% U.S. Treasury Securities
Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Prime Money Market Fund
JPMorgan Tax Free Money Market Fund
Prospectuses dated July 1, 2012

JPMORGAN TRUST II
J.P. Morgan Money Market Funds
JPMorgan Liquid Assets Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Prospectuses dated July 1, 2012

(Morgan, Class B, Class C, Cash Management, Investor, Premier, Reserve and Service Shares)

Supplement dated December 3, 2012
to the Prospectuses as dated above, as supplemented

Effective immediately, the following changes are being made to the “How to Do Business with the Funds” section of certain prospectuses for the non-money market funds or to the “How Your Account Works” section of certain prospectuses for the money market funds:

The second paragraph in the section entitled “SALES CHARGES - Reducing Your Class A Sales Charge” in the “How to Do Business with the Funds” section for Class A Shares Prospectuses is hereby deleted in its entirety and replaced with the following:

•
Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class CShare holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in: Items 6, 7 and 8 in the section entitled “SALES CHARGES –Waiver of the Class A Sales Charge” for Class A Shares Prospectuses are hereby deleted in their entirety and replaced with the following:

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired ina n exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if youpaid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

The paragraph regarding waivers of investment minimums in the section entitled “PURCHASING FUND SHARES – How do I open an account?” in the “How to Do Business with the Funds” section for Class A, Class B, Class C and Select Class Shares and Institutional Class Shares Prospectuses of all non-money market funds is hereby deleted in its entirety and replaced with the following:

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

The first two sentences of the paragraph regarding waivers of investment minimums in the section entitled “BUYING FUND SHARES – Minimum Investments” in the “How your Account Works” section for the Morgan, Class B and Class C Shares Prospectus, the Cash Management Shares, Investor Shares, Premier Shares (except the OptumHealth Financial ServicesSM Prospectus), Reserve Shares and Service Shares Prospectuses for the money market funds are hereby deleted in their entirety and replaced with the following:

           Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or403(b)), as well as for certain fee-based programs. The Funds reserve the right to waive anyinitial or subsequent investment minimum.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE